OTHER EVENTS (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Nov. 20, 2011	Jun. 14, 2011	Jun. 13, 2011	Dec. 31, 2010
Other Events
Preferred shares authorized per the Company's November 20, 2011 restatement of the Company's Certificate of Incorporation	200	200	200			200
Common shares authorized per the Company's November 20, 2011 restatement of the Company's Certificate of Incorporation	50,000,000	50,000,000	50,000,000			50,000,000
Number of voting rights applicable to each share of Preferred Stock (after and before the June 14, 2011 restatement of the Company's Certificate of incorporation)				10000000	1000000
Preferred stock, par value (after and before the June 14, 2011 restatement of the Company's Certificate of incorporation)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.002
Common stock, par value (after and before the June 14, 2011 restatement of the Company's Certificate of incorporation)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.002